Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,217,071.85

Principal:
Principal Collections	$13,182,030.76
Prepayments in Full	$7,063,352.23
Liquidation Proceeds	$170,845.59
Recoveries	$41,600.26
Sub Total	$20,457,828.84
Collections	$21,674,900.69

Purchase Amounts:
Purchase Amounts Related to Principal	$723,714.65
Purchase Amounts Related to Interest	$3,158.72
Sub Total	$726,873.37

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,401,774.06

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	36
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$22,401,774.06
Servicing Fee	$275,850.36	$275,850.36	$0.00	$0.00	$22,125,923.70
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,125,923.70
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$22,125,923.70
Interest - Class A-3 Notes	$35,619.50	$35,619.50	$0.00	$0.00	$22,090,304.20
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$21,939,692.53
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,939,692.53
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$21,865,495.20
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,865,495.20
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$21,802,355.20
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,802,355.20
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$21,725,008.70
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,725,008.70
Regular Principal Payment	$20,389,594.55	$20,389,594.55	$0.00	$0.00	$1,335,414.15
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,335,414.15
Residuel Released to Depositor	$0.00	$1,335,414.15	$0.00	$0.00	$0.00
Total		$22,401,774.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$20,389,594.55
Total					$20,389,594.55
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,389,594.55	$37.22	$35,619.50	$0.07	$20,425,214.05	$37.29
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$20,389,594.55	$12.66	$400,915.00	$0.25	$20,790,509.55	$12.91

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$50,884,995.11	0.0928897	$30,495,400.56	0.0556689
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$318,544,995.11	0.1978098	$298,155,400.56	0.1851483

Pool Information
Weighted Average APR	4.303%	4.312%
Weighted Average Remaining Term	28.51	27.67
Number of Receivables Outstanding	27,599	26,461
Pool Balance	$331,020,434.95	$309,730,553.88
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$318,544,995.11	$298,155,400.56
Pool Factor	0.2009806	0.1880544

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$11,575,153.32
Targeted Overcollateralization Amount	$11,575,153.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$11,575,153.32

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	36

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		145	$149,937.84
(Recoveries)		138	$41,600.26
Net Losses for Current Collection Period			$108,337.58
Cumulative Net Losses Last Collection Period			$9,492,712.85
Cumulative Net Losses for all Collection Periods			$9,601,050.43

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.39%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.73%	589	$8,460,091.15
61-90 Days Delinquent	0.31%	70	$961,901.14
91-120 Days Delinquent	0.09%	16	$292,970.92
Over 120 Days Delinquent	0.34%	64	$1,065,369.89
Total Delinquent Receivables	3.48%	739	$10,780,333.10

Repossession Inventory:
Repossessed in the Current Collection Period		17	$279,487.58
Total Repossessed Inventory		27	$452,727.89

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5115%
Preceding Collection Period			0.2071%
Current Collection Period			0.4058%
Three Month Average			0.3748%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4417%
Preceding Collection Period			0.4565%
Current Collection Period			0.5669%
Three Month Average			0.4884%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer